INVENTORIES, NET (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
INVENTORIES, NET
Inventories	$ 192,545	$ 200,046
Less: allowance for inventories	(25,052)	(6,308)
Inventories, net	$ 167,493	$ 193,738